Loans - Loans Modified in a TDR (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) contract	Dec. 31, 2019 USD ($) contract	Dec. 31, 2018 contract
Receivables [Abstract]
Subsequent default, number of contracts | contract	0	0	2
Financing Receivable, Troubled Debt Restructuring [Line Items]
TDRs outstanding, Accrual	$ 65,200	$ 69,168
TDRs outstanding, Non-accrual	18,940	10,891
Commercial loans
Financing Receivable, Troubled Debt Restructuring [Line Items]
TDRs outstanding, Accrual	901	939
TDRs outstanding, Non-accrual	0	0
Commercial real estate loans
Financing Receivable, Troubled Debt Restructuring [Line Items]
TDRs outstanding, Accrual	2,362	2,954
TDRs outstanding, Non-accrual	$ 1,811	$ 1,315
Residential mortgage loans
Financing Receivable, Troubled Debt Restructuring [Line Items]
Number of contracts | contract	9	3
Pre-modification recorded loans	$ 5,590	$ 1,381
Modification: interest capitalization	98	101
Post- modification recorded loans	5,688	1,482
TDRs outstanding, Accrual	61,937	65,275
TDRs outstanding, Non-accrual	$ 17,129	$ 9,576